Other Loans (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011	Jun. 30, 2010
Debt Instrument [Line Items]
Opening balance		$ 1,907.7
Long and short-term loans raised	1,543.8	1,451.0		1,167.9	1,619.9
Long and short-term loans repaid	(1,330.8)	(975.9)		(654.6)	(1,637.5)
Closing balance		2,361.2		1,907.7
Uncollateralized | Other loans
Debt Instrument [Line Items]
Long and short-term loans raised	39.4	518.0		56.7
Long and short-term loans repaid	(41.9)	(2.9)		(56.7)
Translation		(22.7)
Closing balance		$ 492.4	[1]

[1]	Other loans December 31, 2012 December 31, 2011 Opening balance - - Loans advanced 518.0 56.7 Loans repaid (2.9) (56.7) Translation (22.7) - Closing balance 492.4 - Short-term credit facilities: The Group utilized uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements of the South African operations. The total draw downs were $152.0 million in fiscal year ended December 31, 2012 (fiscal year ended December 31, 2011: $56.7 million; six months ended December 31, 2010: $39.4 million). Total repayments were $2.9 million in fiscal year ended December 31, 2012 (fiscal year ended December 31, 2011: $56.7 million; six months ended December 31, 2010: $41.9 million). These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities are guaranteed by Gold Fields. The outstanding borrowings of Sibanye Gold under these facilities at December 31, 2012 were $142.4 million (R1,220 million) and at December 31, 2011: $nil. Subsequent to year end, on February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below. $450 million syndicated revolving credit facility: On May 12, 2010, Sibanye Gold, Orogen and GFO entered into a $450 million syndicated revolving loan facility with an option to increase the facility to $550 million within six months from signing date. The option to increase the facility to $550 million was not exercised. The purpose of the facilities was to refinance existing facilities, for general corporate purposes and working capital. The facility bore interest at LIBOR plus a margin of 1.75% per annum. Where the utilization under the facility was equal to or greater than 50%, a utilization fee of 0.25% per annum would be payable on the amount of utilizations. Such utilization fee was payable quarterly in arrears. The borrowers were required to pay a quarterly commitment fee of 0.70% per annum. Borrowings under these facilities were guaranteed by Gold Fields, GF Holdings, GFO, Orogen, Newshelf and Sibanye Gold. This facility was unutilized at December 31, 2010. The final maturity of this facility was September 30, 2013. The facility was cancelled and replaced on June 22, 2011 with the new U.S.$1 billion revolving credit facility. R3.5 billion long-term revolving credit facilities: Sibanye Gold and GFO (collectively "the borrowers") entered into various revolving credit facilities with some of the major banks with tenors between three and five years. The purpose of the facilities was to finance capital expenditure, general corporate and working capital requirements and to refinance existing borrowings. The borrowers were required to pay a commitment fee of between 0.65% and 0.90% per annum on the undrawn and uncancelled amounts of the facilities, calculated and payable either quarterly or semi-annually in arrears. In summary the facilities are: - a R1.0 billion ($116.7 million) revolving credit facility entered into on December 9, 2009 and maturing June 30, 2013 at JIBAR plus 3.00%; - a R500 million ($58.3 million ) revolving credit facility entered into on March 8, 2010 and maturing March 10, 2013 at JIBAR plus 2.85%; - a R1.5 billion ($175.0 million) revolving credit facility entered into on May 6, 2009 and maturing June 10, 2014 at JIBAR plus 2.95%. This facility was cancelled and replaced with a new R2 .0 billion ($233.4 million) revolving credit facility on December 19, 2011; and - a R2.0 billion ($233.4 million) revolving credit facility entered into on December 19, 2011 and maturing on December 17, 2016 at JIBAR plus 1.95%. These facilities were unutilised during the year ended 31 December 2011. On various dates during 2012, Sibanye Gold drew down R2.0 billion ($249.4 million) under the R2.0 billion revolving credit facility. On October 24, 2012, Sibanye Gold drew down R500.0 million ($58.3 million) under the R500.0 million revolving credit facility. On November 16, 2012, Sibanye Gold drew down a further R500.0 million ($58.3 million) under the R1.0 billion revolving credit facility. The outstanding borrowings of Sibanye Gold under these facilities at December 31, 2012 were R3.0 billion (US$350.0 million) and at December 31, 2011: Rnil (US$nil). Borrowings under these facilities were guaranteed by Gold Fields, GF Holdings, GFO, Orogen, Newshelf and Sibanye Gold. Subsequent to year end, on February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below. These facilities were also cancelled on February 18, 2013. $1,440 million term loan and revolving credit facility : On November 28, 2012, Orogen, GFO and GFI Joint Venture Holdings (Pty) Limited ("GFIJVH") (collectively "the Borrowers") entered into a US$900 million term loan and revolving credit facility ("the US$900 million facility"). The $900 million facility comprises a $450 million three-year term loan tranche ("Facility A") and a $450 million five-year revolving tranche ("Facility B"). In addition to the $900 million facility, Orogen, GFO and GFIJVH entered into a $600 million bridge loan to bond issue facility ("the US$ bridge facility"). The US$ bridge facility had a 21-month maturity. The purpose of the $900 million facility is to refinance the existing $1 billion syndicated revolving credit facility and the $500 million syndicated revolving credit facility on the unbundling of Sibanye Gold in February 2013 and for general corporate and working capital purposes. The final maturity dates of Facility A and Facility B are November 28, 2015 and November 28, 2017, respectively, with the $ bridge facility maturing on August 28, 2014. Subsequent to entering into the $900 million facility, the facility was syndicated to a wider bank group and received an oversubscription which allowed the Borrowers to increase the facility amount to $1,440 million on January 30, 2013 ("the $1,440 million facility). Accordingly, the amounts of Facility A and Facility B both increased to $720 million. As a result of this oversubscription, the Borrowers cancelled the $ bridge facility on January 30, 2013. Borrowings under Facility A bear interest at LIBOR plus an initial margin of 2.45% per annum while borrowings under Facility B bear interest at LIBOR plus an initial margin of 2.25% per annum. The initial margins detailed above are based on the current long term credit rating assigned to Gold Fields and could either increase or decrease depending on the changes in the long term credit rating of Gold Fields. Where the utilization under Facility B is less than or equal to 33 1/3%, a utilization fee of 0.20% per annum will be payable on the amount of utilizations. Where the utilization under Facility B is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.40% per annum will be payable on the amount of utilizations. Where the utilization under Facility B is greater than 66 2/3%, a utilization fee of 0.60% per annum will be payable on the amount of utilizations. Such utilization fee is payable quarterly in arrears. The borrowers are required to pay a quarterly commitment fee of 0.90% per annum under Facility B. The facility was undrawn at December 31, 2012. Subsequent to year end, on February 15, 2013, the $1 billion and the $500 million syndicated revolving credit facilities were refinanced by drawing down under this facility. Borrowings under the $1,440 million facility are guaranteed by Gold Fields, GF Holdings, Orogen, GFO and GFIJVH. Rand bridge loan facilities: On November 28, 2012, Sibanye Gold entered into a R6.0 billion ($700.1 million) term loan and revolving credit facilities reducing to R5.0 billion ($583.4 million) as detailed below. The facilities comprise of a R2.0 billion ($233.4 million) revolving credit facility and a R4.0 billion ($466.7 million) term loan facility. The available revolving credit facility amount will reduce from R2.0 billion ($233.4 million) to R1.5 billion ($175.0 million) on the earliest of the date on which Sibanye Gold's Board of Directors declares a final dividend in respect of the financial year ending December 2013 or the first anniversary of the Spin-Off (February 18, 2014). Similarly, the term loan facility amount will reduce from R4.0 billion ($466.7 million) to R3.5 billion ($408.4 million) on the earliest of the date on which Sibanye Gold's Board of Directors declares a final dividend in respect of the financial year ending December 2013 or the first anniversary of the Spin-Off. The final maturity date of the facilities is 18 months after the Spin-Off (August 18, 2014). The purpose of the Rand bridge loan facilities is to refinance Sibanye Gold's debt as detailed above under the other rand long-term revolving credit facilities and the other rand short-term credit facilities on Spin-Off, with the balance of the Rand bridge loan facilities to be used to fund Sibanye Gold's ongoing capital expenditure, working capital and general corporate expenditure requirements. Sibanye Gold will cede all of its rights, title and interest in and to the Indemnity Agreement in favour of the lenders of the Rand bridge loan facility, jointly and severally, as security for its obligations under the facilities. Sibanye Gold must lodge and register a security package for its obligations under the facilities within six months from the Spin-Off if it is not released as a guarantor under the Notes (refer note 14(f)) at such point in time. The Indemnity Agreement is discussed in note 14(f). The Rand bridge loan facilities bear interest at JIBAR plus a margin of 3.00% per annum for 12 months after the Spin-Off and 3.50% per annum for the last six months of the facilities. If Sibanye Gold is not released as a guarantor under the Notes within six months from Spin-Off, the margin will increase to 3.25% per annum for the six to 12 months period after Spin-Off and 3.75% per annum for the last six months of the facilities. Sibanye Gold is required to pay a quarterly commitment fee of 35% of the applicable margin per annum calculated on the undrawn portion of the facilities. The facilities were undrawn at December 31, 2012. Subsequent to year end, on February 18, 2013, the rand revolving credit facilities and the short-term rand credit facilities were refinanced by drawing down under these facilities. R1,500 million Nedbank Revolving Credit Facility: On March 1, 2013, Nedbank, GFIJVH and GFO entered into a R1,500 million Revolving Credit Facility. The purpose of the facility is to fund Gold Fields' capital expenditure and general corporate and working capital requirements. The final maturity date of this facility is March 7, 2018. The facility bears interest at JIBAR plus a margin of 2.50% per annum. The borrowers are required to pay a commitment fee of 0.85% per annum every six months. On March 8, 2013, each of GFO and GFIJVH drew down R350.0 million under this facility. Borrowings under the facility are guaranteed by Gold Fields, GFO, GFH, Orogen and GFIJVH. Debt maturity ladder The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2012 is tabulated below: Maturity December 31, 2012 December 31, 2011 1 year 40.0 547.0 2 years 532.4 48.0 3 years 750.0 75.0 4 years 50.0 30.0 5 years and thereafter 1,000.0 1,207.7 2,372.4 1,907.7 At December 31, 2012, the Group was in compliance with its debt covenants. $142.4 has been reclassified to long-term, even though they are considered short-term under the Short-term Rand facilities (j) as the Group refinanced these facilities as detailed in the Rand bridge loan facilities on February 18, 2013.